Schedule of Investments (unaudited) December 31, 2019	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 102.0%

Equity Funds — 82.7%
BlackRock Emerging Markets Fund, Inc., Class K	1,626,808	$42,199,398
BlackRock Technology Opportunities Fund, Institutional Class	599,404	21,920,213
International Tilts Master Portfolio	$24,743,428	24,743,428
iShares Core MSCI EAFE ETF	323,035	21,074,803
iShares Core S&P 500 ETF	53,087	17,159,842
iShares Core S&P Total U.S. Stock Market ETF	1,283,733	93,314,552
iShares Edge MSCI Min Vol USA ETF	324,109	21,261,550
iShares Edge MSCI USA Momentum Factor ETF(a)	102,155	12,826,582
iShares Edge MSCI USA Quality Factor ETF	330,865	33,417,365
iShares Edge MSCI USA Size Factor ETF	172,092	16,763,482
Master Advantage Large Cap Core Portfolio	$42,529,539	42,529,539

		347,210,754

Fixed-Income Funds — 17.5%
BlackRock Strategic Income Opportunities Portfolio, Class K	2,475,720	24,707,682
iShares 20+ Year Treasury Bond ETF(a)	55,050	7,458,174
iShares U.S. Treasury Bond ETF	784,892	20,360,098
Master Total Return Portfolio	$21,093,302	21,093,302

		73,619,256

Short-Term Securities — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(b)	1,087,101	1,087,101
SL Liquidity Series, LLC, Money Market Series, 1.80%(b)(c)	6,466,258	6,467,551

		7,554,652

Total Affiliated Investment Companies — 102.0% (Cost: $375,887,866)		428,384,662

Liabilities in Excess of Other Assets — (2.0)%		(8,303,263)

Net Assets — 100.0%		$420,081,399

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/19	Value at 12/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Emerging Markets Fund, Inc., Class K	1,236,770	404,060		(14,022)	1,626,808	$42,199,398	$643,851	$(12,393)	$ 3,805,203
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	1,981,772	—		(894,671)	1,087,101	1,087,101	4,084	2	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	2,482,916		(7,196)	2,475,720	24,707,682	103,183	35,840	170,374
BlackRock Technology Opportunities Fund, Institutional Class	570,460	34,784		(5,840)	599,404	21,920,213	—	288,545	2,328,237
International Tilts Master Portfolio(b)	$21,858,604	$2,884,824	(c)	$—	$24,743,428	24,743,428	90,690	563,319	1,160,433
iShares 20+ Year Treasury Bond ETF	—	55,595		(545)	55,050	7,458,174	38,041	(1,224)	(407,138)
iShares Core MSCI EAFE ETF	360,447	22,030		(59,442)	323,035	21,074,803	277,321	285,576	1,144,684
iShares Core S&P 500 ETF	—	79,778		(26,691)	53,087	17,159,842	106,326	398,503	1,475,987
iShares Core S&P Small-Cap ETF(d)	102,847	—		(102,847)	—	—	—	246,840	(401,418)
iShares Core S&P Total U.S. Stock Market ETF	1,233,844	70,788		(20,899)	1,283,733	93,314,552	562,242	(12,495)	7,049,739
iShares Edge MSCI Min Vol USA ETF	658,994	29,951		(364,836)	324,109	21,261,550	122,202	492,493	(69,641)
iShares Edge MSCI USA Momentum Factor ETF	194,990	4,930		(97,765)	102,155	12,826,582	50,967	1,272,649	(753,127)

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock 80/20 Target Allocation Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI USA Quality Factor ETF	203,617	129,665		(2,417)		330,865	$33,417,365	$143,387		$(2,206)	$ 2,282,155
iShares Edge MSCI USA Size Factor ETF	—	172,589		(497)		172,092	16,763,482	55,274		51	586,556
iShares MBS ETF(d)	—	107,938		(107,938)		—	—	27,310		(14,782)	—
iShares U.S. Treasury Bond ETF	—	787,159		(2,267)		784,892	20,360,098	61,844		(325)	(103,921)
Master Advantage Large Cap Core Portfolio(b)	$38,228,579	$4,300,960	(c)	$—		$42,529,539	42,529,539	162,052		503,337	2,640,270
Master Total Return Portfolio(b)	$41,738,959	$—		$(20,645,657	)(c)	$21,093,302	21,093,302	247,340		184,937	(296,759)
U.S. Total Bond Index Master Portfolio(b)(d)	$31,000,464	$—		$(31,000,464	)(c)	$—	—	29,773		2,482	(1,609,930)
SL Liquidity Series, LLC, Money Market Series(b)	—	6,466,258		—		6,466,258	6,467,551	5,980	(e)	17	647

							$428,384,662	$2,731,867		$4,231,166	$19,002,351

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held by the Fund.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$333,550,842	$—	$—	$333,550,842

Investments Valued at Net Asset Value (“NAV”)(b)				94,833,820

Total Investments				$428,384,662

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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